Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of preparation
These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the following accounting policies have been consistently applied in the preparation of the consolidated financial statements. Comparative periods in the consolidated financial statements have been recast to reflect discontinued operations.

Principles of consolidation
The accompanying consolidated financial statements include the accounts of Atlas Corp. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.
The Company also consolidates any variable interest entities (“VIEs”) of which it is the primary beneficiary. The primary beneficiary is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 15.
The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company’s proportionate share of earnings is included in earnings and added to or deducted from the cost of the investment.

Foreign currency translation
The functional and reporting currency of the Company is the United States dollar. Transactions involving other currencies are converted into United States dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the United States dollar are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.

Cash equivalents	Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.
Inventories
Inventories consist primarily of spare parts and consumables. Inventories are stated at the lower of cost or net realizable value. Inventory cost is primarily determined using average or weighted average cost method, depending on the nature of the inventory.

Property, plant and equipment
Vessels
Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs, less accumulated depreciation.
Vessels purchased from Seaspan’s predecessor upon completion of Seaspan’s initial public offering in 2005 were initially recorded at the predecessor’s carrying value.
Depreciation is calculated on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the estimated remaining useful life and the expected salvage value of the vessel.
Vessels under construction
Vessels under construction include deposits, installment payments, interest, financing costs, transaction fees, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.
Power generating equipment
Power generating equipment are recorded at their cost, which represent their original cost at the time of purchase, less accumulated depreciation. Costs incurred to mobilize and install power-generating equipment pursuant to a contract for the provision of power generation services are recorded in property, plant and equipment and are depreciated on a straight-line basis over the non-cancellable lease term to which the power generating equipment relates.
A summary of the useful lives used for calculating depreciation and amortization is as follows:

Turbines	25 years
Generators	15 years
Transformers	15 years
Property, plant and equipment that are held for use are evaluated for impairment when events or circumstances indicate that their carrying amounts may not be recoverable from future undiscounted cash flows. Such evaluations include the comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. If the carrying amount of the property, plant and equipment exceeds the estimated net undiscounted future cash flows expected to be generated over the asset’s remaining useful life, the carrying amount of the asset is reduced to its estimated fair value.

Vessel dry-dock activities	Classification society rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company uses the deferral method of accounting for dry-dock activities whereby capital costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.
Goodwill
Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Asset retirement obligations
The Company records a provision and a corresponding long-lived asset for asset retirement obligations (“ARO”) when there is a legal obligation associated with the retirement of long-lived assets and the fair value of the liability can be reasonably estimated. The fair value of the ARO is measured using expected future cash flows discounted at the Company’s credit-adjusted risk-free interest rate. The liability is accreted up to the cost of retirement through interest expense over the non-cancellable lease term. The long-lived asset is depreciated straight-line over the same period. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related asset and liability or to depreciation expense if the asset is fully depreciated.

Deferred financing fees
Deferred financing fees represent the unamortized costs incurred on issuance of the Company’s credit facilities and other financing arrangements and are presented as a direct deduction from the related debt liability when available. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities. Amortization of deferred financing fees on other financing arrangements is provided on the effective interest rate method over the term of the underlying obligation. Amortization of deferred financing fees is recorded as interest expense.

Revenue
Vessel leasing revenue
The Company derives revenue from the charter of its vessels. Each charter agreement is evaluated and classified as an operating lease or financing lease based on the lease term, fair value associated with the lease and any purchase options or obligations. The assessment is done at lease commencement and reassessed only when a modification occurs that is not considered a separate contract.
Charters classified as operating leases include a lease component associated with the use of the vessel and a non-lease component related to vessel management. Total consideration in the lease agreement is allocated between the lease and non-lease components based on their relative standalone selling prices. For arrangements where the timing and pattern of transfer to the lessee is consistent between the lease and non-lease components and the lease component, if accounted for separately, would be classified as an operating lease, the Company has elected to treat the lease and non-lease components as a single lease component. Revenue is recognized each day the vessels are on-hire, managed and performance obligations are satisfied.
For charters that are classified as direct financing leases or sales-type leases, the present value of minimum lease payments and any unguaranteed residual value are recognized as net investment in lease. The discount rate used in determining the present values is the interest rate implicit in the lease. The lower of the fair value of the vessel based on information available at lease commencement date and the present value of the minimum lease payments computed using the interest rate implicit specific to each lease, represents the price, from which the carrying value of the vessel and any initial direct costs are deducted in order to determine the selling profit or loss.
2.    Significant accounting policies (continued):
(k)    Revenue (continued):
Vessel leasing revenue (continued)
For financing leases that are classified as direct financing leases, the unearned lease interest income including any selling profit and initial direct costs are deferred and amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in lease. Any selling loss is recognized at lease commencement date.
For financing leases that are classified as sales-type leases, any selling profit or loss is recognized at lease commencement date. Initial direct costs are expensed at lease commencement date if the fair value of the vessel is different from its carrying amount. If the fair value of the vessel is equal to its carrying amount, initial direct costs are deferred and amortized to income over the term of the lease.
Power generation revenue
The Company also derives revenue from lease and service contracts that provide customers with comprehensive power generation services that include leasing of the power generation equipment, installation and dismantling services, operations and maintenance of the power generating equipment (“O&M”), operations monitoring and logistical support.
The Company earns a fixed portion of revenue on these contracts by providing megawatt capacity to its customers. Each power equipment lease contract may, depending on its terms, contain a lease component, a non-lease component or both. Lease classification is determined on a contract-specific basis. Total consideration in contracts that include a lease component associated with the use of the power-generation equipment and a non-lease component related to O&M is allocated between the lease and non-lease components based on their relative standalone selling prices. For arrangements where the timing and pattern of transfer to the lessee is consistent between the lease and non-lease components and the lease component, if accounted for separately, would be classified as an operating lease, the Company has elected to treat the components as a single lease component. Revenue is recognized over the period in which the equipment is available to the customer for use and service is provided to the customer.
Certain contracts provide for mobilization and decommissioning payments. Mobilization revenue received up front is deferred and recognized as revenue on a straight-line basis over the term of the contract. Decommissioning revenue is recognized ratably over the term of the contract, as it is earned.

Leases
Leases classified as operating leases, where the Company is the lessee, are recorded as lease liabilities based on the present value of minimum lease payments over the lease term, discounted using the lessor’s rate implicit in the lease for each individual lease arrangement or the Company’s incremental borrowing rate, if the lessor’s implicit rate is not readily determinable. The lease term includes all periods covered by renewal and termination options where the Company is reasonably certain to exercise the renewal options or not to exercise the termination options. Corresponding right-of-use assets are recognized consisting of the lease liabilities, initial direct costs and any lease incentive payments.
Lease liabilities are drawn down as lease payments are made and right-of-use assets are depreciated over the term of the lease. Operating lease expenses are recognized on a straight-line basis over the term of the lease, consisting of interest accrued on the lease liability and depreciation of the right-of-use asset, adjusted for changes in index-based variable lease payments in the period of change.
Lease payments on short-term operating leases with lease terms of 12 months or less are expensed as incurred.
Transactions are accounted for as sale-leaseback transactions when control of the asset is transferred. For sale-leaseback transactions, where the Company is the seller-lessee, any gains or losses on sale are recognized upon transfer.

Derivative financial instruments
From time to time, the Company utilizes derivative financial instruments. All of the Company’s derivatives are measured at their fair value at the end of each period. Derivatives that mature within one year are classified as current. For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.
The Company’s hedging policies permit the use of various derivative financial instruments to manage interest rate risk.
The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. By September 30, 2008, the Company de-designated all of the interest rate swaps it had accounted for as hedges to that date. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

Income taxes
The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the accounting basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company recognizes the tax benefits of uncertain tax positions only if it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense in the Company's consolidated statements of operations.

Share-based compensation
The Company granted phantom share units, restricted shares, restricted stock units and stock options to certain of its officers, members of management and directors as compensation. Compensation cost was measured at the grant date fair values as follows:
•Restricted shares, phantom share units and restricted stock units were measured based on the quoted market price of the Company’s common shares on the date of the grant.
•Stock options were measured at fair value using the Black-Scholes model.
The fair value of each grant is recognized on a straight-line basis over the requisite service period. The Company accounts for forfeitures in share-based compensation expense as they occur. If share compensation arrangements are amended such that they are considered an accounting modification, the Company determines whether there is a change in accounting classification and whether any additional compensation cost should be recognized. Liability based arrangements are re-measured at fair value each reporting period until settlement.

Fair value measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:
•Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
•Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Use of estimates
The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the:
•reported amounts of assets and liabilities;
•disclosure of contingent assets and liabilities at the balance sheet dates; and
•reported amounts of revenue and expenses during the reporting fiscal periods.
Areas where accounting judgments and estimates are significant to the Company and where actual results could differ from those estimates, include, but are not limited to the:
•assessment of property, plant and equipment useful lives;
•expected salvage values;
•recoverability of the carrying value of property, plant and equipment and intangible assets with finite lives which are subject to future market events;
•recoverable value of goodwill;
•fair values of assets acquired and liabilities assumed from business combination;
•fair value of asset retirement obligations; and
•fair value of interest rate swaps, other derivative financial instruments and contingent consideration asset.

Recently adopted accounting pronouncements	Recently adopted accounting pronouncements:
Segment Reporting
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07-Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This ASU requires disclosure of: (i) significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss; (ii) an amount for other segment items by reportable segment and a description of its composition; and (iii) the title and position of the chief operating decision maker and an explanation of how the chief operating decision maker uses each reported measure of segment profit or loss in assessing segment performance and deciding how to allocate resources. With adoption of ASU 2023-07, the Company has updated the segment disclosures in Note 3-Segment Reporting.
Discontinuation of LIBOR
The Company adopted ASU 2020-04, “Reference Rate Reform (Topic 848)”, prospectively to contract modifications. The guidance provides optional relief for the discontinuation of LIBOR resulting from rate reform. Contract terms that are modified due to the replacement of a reference rate are not required to be remeasured or reassessed under FASB’s relevant U.S. GAAP Topic. The election is available by Topic. The Company has elected to apply the optional relief for contracts under ASC 470, “Debt”, ASC 840 and 842, “Leases”, and ASC 815, “Derivatives and Hedging”. There was no impact to the Company's financial statements upon initial adoption. The LIBOR replacement modifications for Debt contracts were accounted for by prospectively adjusting the effective interest rate in the agreements. Existing lease and derivative contracts were not reassessed. Transition activities were focused on the conversion of existing LIBOR based contracts to the Secured Overnight Financing Rate (“SOFR”).
Debt with conversion and other options
Effective January 1, 2022, the Company adopted ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20)” (“ASU 2020-06”), using the modified retrospective method, whereby the cumulative effect adjustment was made as of the date of the initial application. Accordingly, financial information and disclosures in the comparative period were not restated. The impact of the adoption of ASU 2020-06 resulted in an adjustment of $5,073,000 to opening retained earnings at January 1, 2022 related to the unamortized debt discount that was initially recorded when the convertible notes were issued. Under ASU 2020-06, the accounting for convertible debt instruments is simplified by reducing the number of accounting models and circumstances when embedded conversion features are separately recognized.
2.    Significant accounting policies (continued):
(s)    Recent accounting pronouncements not yet adopted:
In December 2023, FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to improve the transparency of income tax disclosures and includes enhanced requirements on the rate reconciliation, including specific categories that must be disclosed, and provides a threshold over which reconciling items must be disclosed. The amendments in the update also require annual disclosure of income taxes paid, disaggregated by federal, state, and foreign taxes, as well as any individual jurisdictions in which income taxes paid is greater than 5% of total income taxes paid. This is effective for annual periods beginning after December 15, 2024 and should be applied prospectively although retrospective application is permitted. The Company is evaluating the guidance to determine the impact it will have on its consolidated financial statements.
In November 2024, FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (“ASU 2024-03”). The ASU requires entities to disclose the amounts of purchases of inventory, employee compensation, depreciation and intangible asset amortization included in each relevant expense caption; as well as a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. The amendment also requires disclosure of the total amount of selling expense and, in annual reporting periods, an entity’s definition of selling expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027 and early adoption is permitted. The requirements will be applied prospectively with the option for retrospective application. The Company is evaluating the guidance to determine the impact it will have on its consolidated financial statements